Summary of Significant Accounting Policies (Details) - Schedule of Class A Ordinary Shares Reflected in the Unaudited Condensed Consolidated Balance Sheet is Reconciled - Class A Ordinary Shares [Member]
9 Months Ended
Sep. 30, 2023 USD ($)
Temporary Equity [Line Items]
Gross proceeds	$ 115,000,000
Less:
Proceeds allocated to Public Warrants	(3,392,500)
Issuance costs allocated to Class A ordinary shares	(5,404,094)
Plus:
Accretion of Class A ordinary shares subject to redemption to redemption amount	14,419,389
Class A ordinary shares subject to possible redemption	$ 120,622,804